DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
DERIVATIVE LIABILITY
Schedule of stock option activity
	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2019	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, November 30, 2019	8,480,000	$0.165

	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2018	8,480,000	$0.165
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding, August 31, 2019	8,480,000	$0.165

Schedule of outstanding and exercisable warrants
	Outstanding			Exercisable
Exercise Prices	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	1.67	8,480,000	$0.165

	Outstanding			Exercisable
Exercise Prices	Number of Warrant Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Warrant Shares	Weighted Average Exercise Price
$0.165	$8,480,000	$0.165	1.92	8,480,000	$0.165
	8,480,000	$0.165	1.92	8,480,000	$0.165